Notes to the consolidated financial statements - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from the issuance of shares (net of transaction costs)	$ 4.8		€ 404,143
Revenue recognized		€ 44,519	€ 32,425